Note 9 - Long-term Debt	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Long-Term Debt [Text Block]
9.	Long-Term Debt

This consists of bank loans and lease financing transactions of the ship-owning companies and are as follows:

Borrower		December 31, 2024	December 31, 2025
Antwerp Shipping Ltd. / Busan Shipping Ltd. / Keelung Shipping Ltd. / Oakland Shipping Ltd.	(a)	33,750,000	28,750,000
Marcos Shipping Ltd.	(b)	10,000,000	-
Rena Shipping Ltd. / Emmanuel Shipping Ltd.	(c)	10,250,000	-
Gregos Shipping Ltd.	(d)	21,100,000	18,300,000
Terataki Shipping Ltd.	(e)	21,200,000	18,000,000
Tender Soul Shipping Ltd.	(f)	25,542,415	23,954,298
Leonidas Shipping Ltd. / Dear Panel Shipping Ltd	(g)	21,400,000	44,250,000
Monica Shipowners Ltd. / Stephania Shipping Ltd.	(h)	43,875,000	41,625,000
Pepi Shipping Ltd.	(i)	20,145,000	19,125,000
Symeon Shipping Ltd.	(j)	-	24,620,000
		207,262,415	218,624,298
Less: Current portion		(37,308,115)	(19,548,115)
Long-term portion		169,954,300	199,076,183
Deferred charges, current portion		377,583	396,183
Deferred charges, long-term portion		1,480,914	1,416,732
Long-term debt, current portion net of deferred charges		36,930,532	19,151,932
Long-term debt, long-term portion net of deferred charges		168,473,386	197,659,451

The future annual debt repayments are as follows:

To December 31:
2026	19,548,115
2027	36,848,113
2028	11,973,115
2029	40,598,115
2030	49,836,840
Thereafter	59,820,000
Total	218,624,298

(a)

On July 13, 2023, the Company signed and drew a new term loan facility with Piraeus Bank S.A. (“Piraeus”) of $40,000,000 in order to refinance the existing indebtedness of M/V “Synergy Antwerp”, M/V “Synergy Busan”, M/V “Synergy Keelung” and M/V “Synergy Oakland” with the same lender, amounting to $28,380,000 as of the date of refinancing and provide working capital to cover general corporate needs of the Company. The loan is payable in sixteen consecutive quarterly instalments in the amount of $1,250,000 each and a final balloon instalment of $20,000,000 to be paid together with the last instalment in July 2027. A margin of 0.9% above Secured Overnight Financing Rate (“SOFR”) is applicable to the portion of the loan equivalent to the Company’s aggregate deposits held in an account with the lender and pledged in favor of the lender, whereas the margin applicable on the remaining part of the loan outstanding amounts to 2.25% above SOFR. The loan is secured with the following: (i) first priority mortgages over M/V "Synergy Antwerp”, M/V "Synergy Busan”, M/V "Synergy Keelung” and M/V "Synergy Oakland”, (ii) first assignment of earnings and insurance and (iii) other covenants and guarantees similar to the remaining loans of the Company. The Company paid loan arrangement fees of $250,000 within 2023 for this loan. The security cover ratio covenant for the facility was set to 125%, the same with the then existing facility.

(b)

On December 14, 2021, the Company signed a term loan facility with Eurobank Ergasias S.A. (“Eurobank”), and a loan of $34,000,000 was drawn by Marcos Shipping Ltd. in order to finance part of the acquisition cost of M/V “Marcos V”. The loan was payable in sixteen consecutive quarterly installments, comprising twelve installments of $2,000,000 followed by four installments of $750,000 each and by a balloon payment of $7,000,000 payable together with the last installment in December 2025. The loan bore interest at SOFR plus a margin of 2.80%. On June 16, 2025, Marcos Shipping Ltd. prepaid the outstanding balance of $8,500,000 in connection also with its sale, by using the Company’s own funds and M/V “Marcos V” became unencumbered.

(c)

On September 13, 2022, the Company signed a term loan facility with HSBC Bank Plc. (“HSBC”), and a loan of $19,250,000 was drawn by Rena Shipping Ltd. and Emmanuel Shipping Ltd., in order to finance general corporate purposes of the borrowers and the guarantor, being the Company. The loan was payable in ten consecutive quarterly installments of $1,000,000 each followed by a balloon payment of $9,250,000 payable together with the last installment in June 2025. The loan bore interest at SOFR plus a margin of 1.95%. On December 23, 2022, following an assignment agreement between HSBC Bank plc. and Piraeus Bank S.A., the remaining balance of the loan was transferred to Piraeus Bank S.A. with all other terms and conditions remaining unchanged. On March 17, 2025, the Company repaid the outstanding balance of $10,250,000, by using the Company’s own funds and M/V “Emmanuel P” and M/V “Rena P” became unencumbered.

(d)

On March 30, 2023, the Company signed a loan agreement with Eurobank for a loan up to the lesser of $26.0 million or up to 67% of the vessel’s market value, in order to finance part of the construction cost of M/V “Gregos”. A loan of $26,000,000 was drawn by Gregos Maritime Ltd. on March 31, 2023. The loan is payable in twenty-eight consecutive quarterly instalments, twelve in the amount of $700,000 and sixteen in the amount of $450,000, with a $10,400,000 balloon payment to be made with the last installment in March 2030. The interest rate margin is 2.15% over SOFR. A margin of 1% above SOFR is applicable to the portion of the loan equivalent to the Company’s aggregate deposits held in an account with the lender and pledged in favor of the lender, whereas the margin applicable on the remaining part of the loan outstanding amounts to 2.15% above SOFR. The Company paid loan arrangement fees of $221,000 within 2023 for this loan. The security cover ratio covenant for this facility stands at 120%. The loan is secured with (i) first priority mortgage over M/V "Gregos", (ii) first assignment of earnings and insurance of M/V "Gregos" and (iii) other covenants and guarantees similar to the remaining loans of the Company.

(e)

On June 29, 2023, the Company signed a loan agreement with the National Bank of Greece S.A., and a loan of $26,000,000 was drawn by Terataki Shipping Ltd., in order to finance part of the construction cost of M/V “Terataki”. The loan is payable in twenty-four consecutive quarterly instalments, twelve in the amount of $800,000 and twelve in the amount of $200,000, with a $14,000,000 balloon payment to be made with the last installment in June 2029. The interest rate margin is 2.15% over SOFR. The Company paid loan arrangement fees of $260,000 within 2023 for this loan. The security cover ratio covenant for this facility stands at 125%. The loan is secured with (i) first priority mortgage over M/V "Terataki", (ii) first assignment of earnings and insurance of M/V "Terataki" and (iii) other covenants and guarantees similar to the remaining loans of the Company.

(f)

On January 31, 2024, Tender Soul Shipping Ltd., entered into a sale and lease back transaction for the newbuild vessel, M/V “Tender Soul”, which was consummated upon its delivery on February 6, 2024, whereby it was sold to a third party and immediately leased back to the Company under a bareboat charter for seven years with a purchase obligation at the end of the bareboat period and with purchase options at predetermined dates and prices during the period of the bareboat charter. The proceeds from the transaction, $27.0 million, were used to finance the delivery installment of the relevant vessel. Due to the existence of a purchase obligation (at the end of the seventh year) and purchase options (at predetermined amounts from the second to the seventh year), the transaction is treated as a failed sale and is accounted for as a financing arrangement. The Company paid loan arrangement fees of $378,200 within 2024 for this financing. Pursuant to the terms of the bareboat charter, the Company pays a daily bareboat charter hire rate monthly plus interest. The interest rate margin is 2.295% above SOFR.

(g)

On April 18, 2024, the Company signed a loan agreement with First – Citizens Bank & Trust Company and a loan of $22.0 million was drawn by Leonidas Shipping Ltd., in order to finance part of the construction cost of M/V “Leonidas Z”. The loan is payable in twenty consecutive quarterly instalments in the amount of $300,000, with a $16,000,000 balloon payment to be made with the last installment, due in the second quarter of 2029. The interest rate margin is 2.10% over SOFR. Interest rate margin can be reduced to 1.90% if the vessel is employed under eligible charters. The Company paid loan arrangement fees of $220,000 within 2024 for this loan. The security cover ratio covenant for this facility stands at 130%. The loan is secured with (i) first priority mortgage over M/V "Leonidas Z", (ii) first assignment of earnings and insurance of M/V "Leonidas Z" and (iii) other covenants and guarantees similar to the remaining loans of the Company.

On January 28, 2025, the Company amended and restated the loan signed on April 18, 2024 of Leonidas Shipping Ltd. with First-Citizens Bank & Trust Company. Dear Panel Shipping Ltd. was added as an additional borrower to the existing loan and made available a second tranche of $26.0 million with the purpose to finance part of the construction cost of M/V “Dear Panel”. The drawdown of $26.0 million took place on January 29, 2025. The second tranche is payable in 20 quarterly instalments, the first twelve of $650,000 each and the next eight of $275,000 each. A balloon instalment of $16,000,000 will be paid together with the last installment due in January 2030. The interest rate margin for the second tranche is 1.80% over SOFR. The Company paid loan arrangement fees of $221,000 within 2025 for this loan. The security cover ratio covenant for this facility remains at 130%. The loan is secured with (i) first priority mortgage over M/V "Dear Panel", (ii) first assignment of earnings and insurance of M/V "Dear Panel" and (iii) other covenants and guarantees similar to the remaining loans of the Company.

(h)

On May 3, 2024, the Company signed a loan agreement with National Bank of Fujairah PJSC for a loan up to the lesser of $45.0 million and 70% of the vessel’s market value for the financing of part of the construction cost of M/V “Monica” and M/V “Stephania K”. The two drawdowns of $22.5 million each took place on May 8, 2024 and June 26, 2024, respectively. The loan is payable in forty consecutive quarterly instalments in the amount of $562,500, with a $22,500,000 balloon payment to be made with the last installment due in the second quarter of 2034. The loan bears interest at SOFR plus a margin of 1.95% per annum. The Company paid loan arrangement fees of $637,500 within 2024 for this loan. The security cover ratio covenant for this facility stands at 120%. The loan is secured with (i) first priority mortgages over M/V “Monica” and M/V “Stephania K”, (ii) first assignment of earnings and insurance of the abovementioned vessels and (iii) other covenants and guarantees similar to the remaining loans of the Company.

(i)

On July 11, 2024, the Company signed a loan agreement with Piraeus Bank S.A. for a loan up to the lesser of $20.4 million and 60% of the vessel’s market value for the financing of part of the construction cost of M/V “Pepi Star”. The drawdown of $20.4 million took place on July 18, 2024. The loan is payable in twenty-eight consecutive quarterly instalments in the amount of $255,000, with a $13,260,000 balloon payment to be made with the last installment due in July 2031. A margin of 0.90% above SOFR is applicable to the portion of the loan equivalent to the Company’s aggregate deposits held in an account with the lender and pledged in favor of the lender, whereas the margin applicable on the remaining part of the loan outstanding amounts to 1.80% above SOFR. The Company paid loan arrangement fees of $163,000 within 2024 for this loan. The security cover ratio covenant for this facility stands at 125%. The loan is secured with (i) first priority mortgages over M/V “Pepi Star”, (ii) first assignment of earnings and insurance of the vessel and (iii) other covenants and guarantees similar to the remaining loans of the Company.

(j)

On December 16, 2024, the Company signed a loan agreement with Eurobank S.A. for a loan up to the lesser of $26.0 million and 65% of the vessel’s market value for the financing of the delivery instalment of M/V “Symeon P”. The drawdown of $26.0 million took place on January 2, 2025. The loan is payable in twenty-eight consecutive quarterly instalments in the amount of $460,000, with a $13,120,000 balloon payment to be made with the last installment in January 2032. The Company paid loan arrangement fees of $208,000 within 2025 for this loan. The interest rate margin is 1.80% over SOFR. The loan is secured with (i) first priority mortgage over M/V "Symeon P", (ii) first assignment of earnings and insurance of M/V "Symeon P" and (iii) other covenants and guarantees similar to the remaining loans of the Company.

In addition to the terms specific to each bank loan described above, all the above bank loans are secured with a pledge of all the issued shares of each borrower.

The bank loan agreements also contain covenants such as minimum requirements regarding the security cover ratio covenant (the ratio of fair value of vessel to outstanding loan less cash in retention accounts), restrictions as to changes in management and ownership of the ship-owning companies, distribution of profits or assets (i.e. not permitting dividend payment or other distributions in cases that an event of default has occurred), additional indebtedness and mortgage of vessels without the lender’s prior consent, sale of vessels, maximum fleet-wide leverage, sale of capital stock of the Company’s subsidiaries, ability to make investments and other capital expenditures, entering in mergers or acquisitions, minimum cash balance requirements and minimum cash retention accounts (restricted cash). The loan agreements also require the Company to make deposits in retention accounts with certain banks that can only be used to pay the current loan installments. Minimum cash balance requirements are in addition to cash held in retention accounts. These cash deposits amounted to $6,926,823 and $6,864,027 as of December 31, 2024 and 2025, respectively, and are included in “Restricted cash” under “Current assets” and “Long-term assets” in the consolidated balance sheets. As of December 31, 2025, all the debt covenants are satisfied.

Interest expense for the years ended December 31, 2023, 2024 and 2025 amounted to $5,955,496, $10,081,914 and $14,518,405 respectively, after interest capitalized to the vessels under construction. Capitalized interest for the years ended December 31, 2023, 2024 and 2025 amounted to $3,410,933, $4,183,514 and $115,788, respectively.